SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-11444)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 95	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 95	[X]

VANGUARD WELLINGTON FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 6, 2011, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge in the Commonwealth of Pennsylvania, on the 6th day of April, 2011.

VANGUARD WELLINGTON FUND
BY:_____/s/ F. William McNabb III
F. William McNabb III*
Chairman of the Board and Chief Executive
Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/S/ F. WILLIAM MCNABB III*	Chairman of the Board and	April 6, 2011
Chief Executive Officer
F. William McNabb
/S/ CHARLES D. ELLIS*	Trustee	April 6, 2011
Charles D. Ellis
/S/ EMERSON U. FULLWOOD*	Trustee	April 6, 2011
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	April 6, 2011
Rajiv L. Gupta
/S/ AMY GUTMANN*	Trustee	April 6, 2011
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	April 6, 2011
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	April 6, 2011
F. Joseph Loughrey
/S/ ANDRÉ F. PEROLD*	Trustee	April 6, 2011
André F. Perold
/S/ ALFRED M. RANKIN, JR.*	Trustee	April 6, 2011
Alfred M. Rankin, Jr.
/S/ PETER F. VOLANAKIS*	Trustee	April 6, 2011
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	April 6, 2011
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Reference Linkbase Document	Ex-101.REF